Transactions with Related Parties (Details) - Schedule of changes in owners - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule Of Changes In Owners Abstract
At 1 January				$ 47,717,763	$ 70,421,436	$ 57,039,100
Net (distributions) contributions during the year	$ (626,029)	$ 255,818	$ (233,457)	$ 23,277,692	(22,703,673)	13,382,336
At December 31					$ 47,717,763	$ 70,421,436